INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	6 Months Ended
Jun. 30, 2020
Net Investment in Direct Financing and Sales Type Leases [Abstract]
INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS	INVESTMENTS IN SALES-TYPE LEASES, DIRECT FINANCING LEASES AND LEASEBACK ASSETS
As at June 30, 2020 the Company had a total of twenty-four vessel charters accounted for as sales-type and direct financing leases (December 31, 2019: twenty-six vessels) and seven vessel charters classified as leaseback assets (December 31, 2019: six vessels).

Investments in sales-type and direct financing leases

The VLCC Front Hakata was sold to an unrelated third party in February 2020. A gain on sale of $1.4 million was recognized in the Consolidated Statement of Operations (refer to Note 2: Gain on sale of assets and termination of charters and Note 16: Related party transactions).

In February 2020, the Company entered into a Memorandum of Agreement to sell the offshore support vessel Sea Leopard for recycling to Green Yard AS, an unrelated third party. The vessel was delivered in May 2020. The Company recorded an impairment loss of $0.2 million in the six months ended June 30, 2020 prior to disposal and a loss on sale of $0.03 million was recognized in the Consolidated Statement of Operations (refer to Note 2: Gain on sale of assets and termination of charters and Note 16: Related party transaction).

Investments in leaseback assets

When a sale and leaseback transaction does not qualify for sale accounting, the Company does not recognize the transferred vessels and instead accounts for the purchase as a leaseback asset.

In May 2020, SFL acquired a newbuild very large crude carrier ("VLCC") from Landbridge Universal Limited ("Landbridge") where control was not deemed to have passed to the Company due to the existence of repurchase options in the lease on acquisition and therefore was classified as a leaseback asset. Upon delivery, the vessel immediately commenced a seven year bareboat charter back to Landbridge. The charterer has purchase options throughout the term of the charters and there is a purchase obligation at the end of the seven year period.
In 2019, SFL acquired six vessels which have been classified as 'leaseback assets'. These comprise of three second-hand feeder size container vessels, which were acquired in a purchase and leaseback transaction with subsidiaries of Mediterranean Shipping Company S.A. ("MSC"). The vessels were chartered back for approximately six years on a bareboat basis. The charterer has purchase options throughout the term of the charters and the Company has a put option at the end of the six year period. The three other vessels are newbuilding VLCCs, which were acquired from an affiliate of Hunter Group ASA ("Hunter Group") and leased back to the Hunter Group on five year bareboat charters. In June 2020, SFL were notified by the Hunter Group that they would exercise purchase options on two of the VLCCs which were subsequently delivered in August 2020 (refer to Note 19: Subsequent events).

The following lists the components of investments in sales-type leases, direct financing leases and leaseback assets as at June 30, 2020 and December 31, 2019:

(in thousands of $)	June 30, 2020
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	985,258	179,282	1,164,540
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(44,010)	—	(44,010)
Net minimum lease payments receivable	941,248	179,282	1,120,530
Estimated residual values of leased property (un-guaranteed)	178,471	171,000	349,471
Less: unearned income	(383,847)	(82,017)	(465,864)
Total investment in sales-type lease, direct financing lease and leaseback assets	735,872	268,265	1,004,137
Allowance for expected credit losses*	(4,104)	(729)	(4,833)
Total investment in sales-type lease, direct financing lease and leaseback assets	731,768	267,536	999,304
Current portion	44,683	18,125	62,808
Long-term portion	687,085	249,411	936,496

(in thousands of $)	December 31, 2019
	Sales-Type Leases and Direct Financing Leases	Leaseback Assets	Total
Total minimum lease payments to be received	1,085,642	134,073	1,219,715
Less: amounts representing estimated executory costs including profit thereon, included in total minimum lease payments	(64,222)	—	(64,222)
Net minimum lease payments receivable	1,021,420	134,073	1,155,493
Estimated residual values of leased property (un-guaranteed)	192,429	139,500	331,929
Less: unearned income	(427,251)	(65,784)	(493,035)
Total investment in sales-type lease, direct financing lease and leaseback assets	786,598	207,789	994,387
Allowance for expected credit losses*	—	—	—
Total investment in sales-type lease, direct financing lease and leaseback assets	786,598	207,789	994,387
Current portion	45,361	10,828	56,189
Long-term portion	741,237	196,961	938,198

*See Note 1: Interim financial data and Note 17: Allowance for expected credit losses.